Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income

	Year ended
	December 31, 2023	December 31, 2022
	(in thousands)
Currency translation adjustments	$(149,148)	$(175,369)
Actuarial gain on defined benefit pension plan	7,803	7,559
Loss on cash flow hedge	(2,161)	(3,728)
Total	$(143,506)	$(171,538)